Shareholders' Equity (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Number of options
Options outstanding, beginning balance	415,510
Granted
Exercised	(1,500)
Expired and forfeited	(17,400)
Options outstanding, ending balance	396,610
Vested and expected to vest		396,610
Exercisable at June 30, 2019	230,884
Weighted average exercise price
Options outstanding, beginning balance	$ 14.62
Granted
Exercised	6.00
Expired and forfeited	15.99
Options outstanding, ending balance	14.59
Vested and expected to vest	14.59
Exercisable at June 30, 2019	$ 12.92
Weighted average remaining contractual term (in years)
Outstanding, beginning balance	2 years 8 months 9 days
Outstanding, ending balance	2 years 2 months 12 days
Vested and expected to vest	2 years 2 months 12 days
Exercisable at June 30, 2019	1 year 9 months 11 days
Aggregate intrinsic value
Outstanding, beginning balance	$ 3
Outstanding, ending balance	$ 2
Vested and expected to vest		$ 2
Exercisable at June 30, 2019		$ 2